Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Deferred Offering Costs	As at September 30, 2024 and December 31, 2023, deferred offering costs consisted of the following:
	September 30,	December 31,
	2024	2023
General and administrative expenses	$60,000	$—
	$60,000	$—

Schedule of Common Stock Equivalents, Which Are Potentially Dilutive Equity Securities

At September 30, 2024 and December 31, 2023, respectively, the Company had the following Common Stock equivalents, which are potentially dilutive equity securities:

	September 30, 2024	December 31, 2023

Convertible Preferred Stock	700,000,000	700,000,000
Convertible notes	4,840,000	—
Common Stock issuable	100,000	1,040,000
Warrant	5,145,943	—

At December 31, 2023 and 2022, respectively, the Company had the following common stock equivalents, which are potentially dilutive equity securities:

	December 31, 2023	December 31, 2022

Convertible Preferred Stock	700,000,000	700,000,000